Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)	12 Months Ended
Mar. 31, 2011
Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)

27. Quarterly Financial Data for the year ended March 31, 2011: (Unaudited)

	Yen in millions
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	¥168,766	¥167,549	¥178,659	¥173,556	¥688,530
Income from continuing operations before income taxes	21,105	20,504	19,711	18,205	79,525
Net income attributable to Nidec Corporation	¥13,783	¥13,231	¥13,459	¥11,860	¥52,333

Net income attributable to Nidec Corporation per share:
Basic	98.95	95.00	96.52	85.42	375.91
Diluted	98.95	94.29	90.32	79.91	362.80

	U.S. dollars in thousands
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Net sales	$2,029,657	$2,015,021	$2,148,635	$2,087,264	$8,280,577
Income from continuing operations before income taxes	253,818	246,590	237,054	218,942	956,404
Net income attributable to Nidec Corporation	$165,761	$159,122	$161,864	$142,634	$629,381

Net income attributable to Nidec Corporation per share:
Basic	1.19	1.14	1.16	1.03	4.52
Diluted	1.19	1.13	1.09	0.96	4.36

*1	Earnings-per-share amounts for each quarter are computed independently. As a result, their sum may not equal the total year earnings-per-share amounts.
*2	During the three months ended March 31, 2011, NIDEC completed an evaluation of the fair value of the assets acquired and the liabilities assumed upon the acquisition of Nidec Motor Corporation on September 30, 2011. As a result, additional depreciation and amortization expense has been recognized during the six month period following the acquisition. The results of operations for the three months ended March 31, 2011 was prepared based on this retrospective adjustment.